Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 35	$ 5	¥ 36
Short-term borrowings
Short-term borrowings
Interest rate (as a percent)	9.60%	9.60%	10.30%
Minimum
Short-term borrowings
Interest rate (as a percent)	0.90%	0.90%
Maximum
Short-term borrowings
Interest rate (as a percent)	1.25%	1.25%